UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Scharf Investments
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Address:  641 Escalona Drive
          ----------------------------------------------------------------------
          Santa Cruz, California  95060
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Form 13F File Number: 28-03929
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeffrey R. Scharf
          ----------------------------------------------------------------------
Title:    President
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Phone:    831-429-6513
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey R. Scharf               Santa Cruz, California            5/15/2000
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
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28-
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28-
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

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        -------------------

Form 13F Information Table Entry Total: 42
                                        -------------------

Form 13F Information Table Value Total: $ 193,603
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:             ITEM 7:             ITEM 8:
----------------------- --------------  ---------  ----------  -------- ------------------- ------------------  --------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT            MANAGERS       VOTING AUTHORITY
                                          NUMBER     MARKET    PRINCIPAL     DISCRETION                         ----- ------ -------
                                                     VALUE      AMOUNT  ------- ----- ------                     (A)   (B)    (C)
                                                                          (A)    (B)   (C)                      SOLE  SHARED  NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INT'L GROUP         COM        026874107   8,341,601     76,179     76,179          Scharf Investments               76,179
BERKSHIRE HATHAWAY A         COM        084670108   1,029,600         18         18          Scharf Investments                   18
BERKSHIRE HATHAWAY CL B      COM        084670207   3,212,300      1,765      1,765          Scharf Investments                1,765
CANADIAN NAT'L RAILWAY       COM        136375102   7,821,600    293,081    293,081          Scharf Investments              293,081
CANADIAN PACIFIC             COM        135923100   5,544,145    247,783    247,783          Scharf Investments              247,783
DONNELLEY (RR) & SONS        COM        257867101   6,338,200    302,720    302,720          Scharf Investments              302,720
EASTMAN KODAK                COM        277461109   1,526,453     28,105     28,105          Scharf Investments               28,105
FANNIE MAE                   COM        313586109   6,575,617    116,254    116,254          Scharf Investments              116,254
FIRST DATA CORP.             COM        319963104   8,785,718    197,988    197,988          Scharf Investments              197,988
FREDDIE MAC                  COM        313400301   5,583,400    126,357    126,357          Scharf Investments              126,357
GANNETT                      COM        364730101   5,030,475     71,481     71,481          Scharf Investments               71,481
GENERAL AMER 7.2% PREF.      PREF       368802302     381,181     17,180     17,180          Scharf Investments               17,180
GENUINE PARTS                COM        372460105   4,067,990    170,387    170,387          Scharf Investments              170,387
INTEL CORP.                  COM        458140100  15,106,448    114,497    114,497          Scharf Investments              114,497
INT'L BUSINESS MACHINES      COM        459200101  12,186,727    103,059    103,059          Scharf Investments              103,059
JOHNSON CONTROLS             COM        478366107   1,566,461     28,975     28,975          Scharf Investments               28,975
KNIGHT RIDDER                COM        499040103   3,790,450     73,960     73,960          Scharf Investments               73,960
LEAR CORP.                   COM        521865105   6,400,829    227,585    227,585          Scharf Investments              227,585
LENNAR 0% CV LYON 7/29/18    CV. BOND   526057AA2     625,813  1,615,000  1,615,000          Scharf Investments            1,615,000
LONGS DRUG STORES            COM        543162101   7,096,749    311,945    311,945          Scharf Investments              311,945
MASCO                        COM        574599106   7,293,511    355,781    355,781          Scharf Investments              355,781
MEDIA ONE                    COM        58440J104   3,667,275     45,275     45,275          Scharf Investments               45,275
MERCK                        COM        589331107     711,828     11,458     11,458          Scharf Investments               11,458
MERRILL LYNCH                COM        590188108     701,925      6,685      6,685          Scharf Investments                6,685
MICROSOFT                    COM        594918104   7,057,019     66,419     66,419          Scharf Investments               66,419
MORGAN STANLEY/DN WITTER     COM        617446448   8,493,610    102,487    102,487          Scharf Investments              102,487
NATIONAL DATA CV 5% 2003     CV. BOND   635621AA3     756,500    890,000    890,000          Scharf Investments              890,000
NATIONS BALANCED FUND        COM        63857K107     527,893     62,105     62,105          Scharf Investments               62,105
NEW PLAN EXCEL REALTY        COM        648059103   5,359,037    389,748    389,748          Scharf Investments              389,748
NEWELL RUBBERMAID            COM        651229106   3,269,916    131,785    131,785          Scharf Investments              131,785
NORDSTROM                    COM        655664100   1,819,737     61,686     61,686          Scharf Investments               61,686
NUVEEN CA MUNI VALUE FUND    COM        67062C107     252,228     28,420     28,420          Scharf Investments               28,420
PFIZER                       COM        717081103   3,251,064     88,918     88,918          Scharf Investments               88,918
RYLAND GROUP                 COM        783764103   7,102,688    378,810    378,810          Scharf Investments              378,810
SALOMON NIKKEI CV BOND       MITTS      79549B628     611,243     58,915     58,915          Scharf Investments               58,915
SHERWIN-WILLIAMS             COM        824348106   2,239,935    101,240    101,240          Scharf Investments              101,240
SNAP ON                      COM        833034101   6,567,040    250,770    250,770          Scharf Investments              250,770
STRYKER CORP.                COM        863667101   1,930,331     27,675     27,675          Scharf Investments               27,675
TORCHMARK                    COM        891027104   1,484,972     64,215     64,215          Scharf Investments               64,215
TRICON GL RESTAURANTS        COM        895953107   5,204,988    167,565    167,565          Scharf Investments              167,565
WAL-MART STORES              COM        931142103   8,947,340    158,360    158,360          Scharf Investments              158,360
WASHINGTON MUTUAL            COM        939322103   5,341,340    201,560    201,560          Scharf Investments              201,560